Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 2, 2012
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Fund Trust II
Central Index Key	dei_EntityCentralIndexKey	0001378872
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 2, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 2, 2012
Prospectus Date	rr_ProspectusDate	Mar 1, 2012

PowerShares Preferred Portfolio (Prospectus Summary): | PowerShares Preferred Portfolio
PowerShares Preferred Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 2, 2012 TO THE PROSPECTUS DATED
MARCH 1, 2012 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Build America Bond Portfolio
PowerShares CEF Income Composite Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio
PowerShares Convertible Securities Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares Fundamental High Yield ® Corporate Bond Portfolio
PowerShares Fundamental Investment Grade Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares International Corporate Bond Portfolio
PowerShares Preferred Portfolio
PowerShares Senior Loan Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

On March 31, 2012, Merrill Lynch Pierce, Fenner & Smith Incorporated changed the name and the index methodology of The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index (the "Underlying Index"), the underlying index of the PowerShares Preferred Portfolio (the "Fund"). As a result, the following changes to the prospectus are made:

•  All references to The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index are hereby deleted and replaced with the following:

The BofA Merrill Lynch Core Plus Fixed Rate Preferred Securities Index.

Please Retain This Supplement For Future Reference.

• On page 70, the eighth sentence in the first full paragraph under the section titled "PowerShares Preferred Portfolio—Summary Information—Principal Investment Strategies" is hereby deleted and replaced with the following

Qualifying securities must be rated at least B3 (based on an average of Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's, a division of McGraw-Hill Companies, Inc. ("S&P") and Fitch Ratings, Inc. ("Fitch")) and must have an investment grade country risk profile (based on an average of Moody's, S&P and Fitch foreign currency long-term sovereign debt ratings).

• On page 70, the following language is inserted immediately following the section titled "PowerShares Preferred Portfolio—Summary Information—Principal Risks of Investing in the Fund—Fixed-Income SecuritiesRisk."

Non-Investment Grade Securities Risk. Non-investment grade securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, the Fund may incur additional expenses to seek recovery.

• The table on page 73 under the section titled "Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2011" is deleted and replaced with the following:
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
PowerShares Preferred Portfolio	Return Before Taxes	3.26%		(2.10%)		Jan 31, 2008
PowerShares Preferred Portfolio After Taxes on Distributions	Return After Taxes on Distributions	0.91%		(4.77%)		Jan 31, 2008
PowerShares Preferred Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.11%		(3.36%)		Jan 31, 2008
The BofA Merrill Lynch Core Plus Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes) PowerShares Preferred Portfolio	The BofA Merrill Lynch Core Plus Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes)	3.76%	[1]	(0.98%)	[1]	Jan 31, 2008	[1]
S&P Preferred Index (reflects no deduction for fees, expenses or taxes) PowerShares Preferred Portfolio	S&P Preferred Index (reflects no deduction for fees, expenses or taxes)	(1.16%)		2.48%		Jan 31, 2008
S&P 500 ® Index (reflects no deduction for fees, expenses or taxes) PowerShares Preferred Portfolio	S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	2.11%		(0.11%)		Jan 31, 2008
[1]	Prior to March 31, 2012, this index was known as The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
PowerShares Preferred Portfolio (Prospectus Summary): | PowerShares Preferred Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Preferred Portfolio
Supplement Text	ck0001378872_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 2, 2012 TO THE PROSPECTUS DATED
MARCH 1, 2012 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Build America Bond Portfolio
PowerShares CEF Income Composite Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio
PowerShares Convertible Securities Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares Fundamental High Yield ® Corporate Bond Portfolio
PowerShares Fundamental Investment Grade Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares International Corporate Bond Portfolio
PowerShares Preferred Portfolio
PowerShares Senior Loan Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

On March 31, 2012, Merrill Lynch Pierce, Fenner & Smith Incorporated changed the name and the index methodology of The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index (the "Underlying Index"), the underlying index of the PowerShares Preferred Portfolio (the "Fund"). As a result, the following changes to the prospectus are made:

•  All references to The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index are hereby deleted and replaced with the following:

The BofA Merrill Lynch Core Plus Fixed Rate Preferred Securities Index.

Please Retain This Supplement For Future Reference.

Investment Strategy, Heading	rr_StrategyHeading	• On page 70, the eighth sentence in the first full paragraph under the section titled "PowerShares Preferred Portfolio—Summary Information—Principal Investment Strategies" is hereby deleted and replaced with the following
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Qualifying securities must be rated at least B3 (based on an average of Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's, a division of McGraw-Hill Companies, Inc. ("S&P") and Fitch Ratings, Inc. ("Fitch")) and must have an investment grade country risk profile (based on an average of Moody's, S&P and Fitch foreign currency long-term sovereign debt ratings).

Risk, Heading	rr_RiskHeading	• On page 70, the following language is inserted immediately following the section titled "PowerShares Preferred Portfolio—Summary Information—Principal Risks of Investing in the Fund—Fixed-Income SecuritiesRisk."
Risk, Narrative	rr_RiskNarrativeTextBlock

Non-Investment Grade Securities Risk. Non-investment grade securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, the Fund may incur additional expenses to seek recovery.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	• The table on page 73 under the section titled "Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2011" is deleted and replaced with the following:
PowerShares Preferred Portfolio | PowerShares Preferred Portfolio
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.10%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
PowerShares Preferred Portfolio | PowerShares Preferred Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.77%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
PowerShares Preferred Portfolio | PowerShares Preferred Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.36%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
PowerShares Preferred Portfolio | The BofA Merrill Lynch Core Plus Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The BofA Merrill Lynch Core Plus Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.76%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.98%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008	[1]
PowerShares Preferred Portfolio | S&P Preferred Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Preferred Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.16%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.48%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
PowerShares Preferred Portfolio | S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.11%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008

[1]	Prior to March 31, 2012, this index was known as The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index.